Retirement Benefits (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits
Components of Net Periodic Benefit Cost (Table Amounts) [Abstract]
Service cost	$ 484	$ 457	$ 516
Interest cost	1,224	1,260	1,117
Expected return on plan assets	(1,975)	(1,871)	(1,809)
Amortization of:
Prior service credit	(60)	(59)	(58)
Net loss from previous years	682	327	608
Other	0	1	0
Net periodic benefit cost	355	115	374
Medical and Life Benefits
Components of Net Periodic Benefit Cost (Table Amounts) [Abstract]
Service cost	35	34	36
Interest cost	94	99	96
Expected return on plan assets	(89)	(83)	(75)
Amortization of:
Prior service credit	(28)	(45)	(51)
Net loss from previous years	27	13	30
Other	0	0	0
Net periodic benefit cost	$ 39	$ 18	$ 36